                                 AIM STOCK FUNDS

            AIM DYNAMICS FUND -- CLASS A, CLASS B, CLASS C, CLASS K
                           AND INVESTOR CLASS SHARES
      AIM SMALL COMPANY GROWTH FUND -- CLASS A, CLASS B, CLASS C, CLASS K
                           AND INVESTOR CLASS SHARES
                AIM S&P 500 INDEX FUND -- INVESTOR CLASS SHARES

                         Supplement dated July 1, 2005
                   to the Prospectus dated November 19, 2004,
      as supplemented November 19, 2004, December 29, 2004 (Supplement A),
               January 27, 2005, March 2, 2005 and April 29, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C, or Class K shares of the Funds. If you invest in the Funds through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR INVESTMENT


                                                          INVESTOR
ALL FUNDS                                                  CLASS          CLASS A       CLASS B       CLASS C      CLASS K
Maximum Front-End Sales Charge on purchases as a
  percentage of offering price                             None           5.50%          None         None          None

Maximum Contingent Deferred Sales Charge (CDSC) as a
  percentage of the total original cost of the shares      None           None(1,2)      5.00%(3)     1.00%(3)      None(4)

Maximum Sales Charge on reinvested
  Dividends/Distributions                                  None           None           None         None          None

S&P 500 INDEX FUND ONLY

Redemption Fee (as a percentage of
  amount redeemed)                                         2.00%(5)       None           None         None          None

Exchange Fee                                               2.00%(5)       None           None         None          None

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS(6)


                                                          INVESTOR
DYNAMICS FUND                                              CLASS         CLASS A       CLASS B      CLASS C      CLASS K
Management Fees                                            0.49%          0.49%          0.49%        0.49%         0.49%

Distribution and Service (12b-1) Fees(7,8)                 0.25%          0.25%          1.00%        1.00%         0.45%

Other Expenses(9)                                          0.38%          0.38%          0.38%        0.38%         0.38%
                                                          -----         ------          -----        -----         -----
Total Annual Fund Operating Expenses(10,11,12)             1.12%          1.12%          1.87%        1.87%         1.32%
                                                          =====         ======          =====        =====         =====

                                                          INVESTOR
SMALL COMPANY GROWTH FUND                                  CLASS        CLASS A       CLASS B      CLASS C      CLASS K
Management Fees                                            0.66%         0.66%         0.66%        0.66%        0.66%

Distribution and Service (12b-1) Fees(7,8)                 0.25%         0.25%         1.00%        1.00%        0.45%

Other Expenses(9)                                          0.47%         0.47%         0.47%        0.47%        0.47%
                                                          -----        ------         -----        -----        -----

Total Annual Fund Operating Expenses(10,11,12)             1.38%         1.38%         2.13%        2.13%        1.58%
                                                          =====        ======         =====        =====        =====

                                                          INVESTOR
S&P 500 INDEX FUND                                         CLASS
Management Fees                                            0.25%

Distribution and Service (12b-1) Fees(7)                   0.25%

Other Expenses(9)                                          0.37%
                                                           ----

Total Annual Fund Operating Expenses                       0.87%

Fee Waiver(10)                                             0.26%
                                                           ----

Net Annual Fund Operating Expenses(12)                     0.61%
                                                           ====

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

(4) If you are a retirement plan participant, you may pay a 0.70% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(5) A 2% fee is charged on redemptions or exchanges of Investor Class shares held 30 days or less. See "Shareholder Information -- Redeeming Shares -- Redemption Fee" for more information.

(6) There is no guarantee that actual expenses will be the same as those shown in the table.

(7) Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(8) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(9) Effective April 1, 2004, the Board of Trustees approved a revised expense allocation methodology for the Fund. Effective July 1, 2004, the Board of Trustees approved an amendment to the administrative services and transfer agency agreements. Other expenses have been restated to reflect these changes.

(10) The Fund's Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.90%, 1.90%, 2.65%, 2.65% and 2.10% on Investor Class, Class A, Class
         B, Class C and Class K shares, respectively for AIM Dynamics Fund and AIM Small Company Growth Fund and to 0.60% on Investor Class shares for AIM S&P 500 Index Fund. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause the Total Annual Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes;
         (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through July 31, 2006.

(11) The Fund's Advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) for the Funds as follows: (i) AIM Dynamics Fund's Investor Class, Class A, Class B, Class C and Class K shares to 1.20%, 1.20%, 1.95%, 1.95% and 1.40%, respectively; and (ii) AIM Small Company Growth Fund's Investor Class, Class A, Class B, Class C and Class K shares to 1.50%, 1.50%, 2.25%, 2.25%, and 1.70%, respectively. These expense limitation agreements may be modified or discontinued upon consultation with the Board of Trustees without further notice to investors. Further, at the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters.

(12) Further, at the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Note 10 and Note 11 and net of this arrangement were as follows: (i) AIM Dynamics Fund's Investor Class, Class A, Class B, Class C and Class K shares were 1.11%, 1.11%, 1.86%, 1.86% and 1.31%, respectively; (ii) AIM Small Company Growth Fund's Investor Class, Class A, Class B, Class C and Class K shares were 1.37%, 1.37%, 2.12%, 2.12% and 1.57%, respectively; and (iii) AIM S&P 500 Index Fund's Investor Class shares were 0.60%.


If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Investor Class, Class A, Class B, Class C, and Class K shares of the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Investor Class, and, if applicable, Class A, Class B, Class C, or Class K shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that a Fund's operating expenses remain the same and includes the effect of contractual fee waivers an/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although the actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR      3 YEARS      5 YEARS     10 YEARS
DYNAMICS FUND

    Investor Class                   $    114     $    356     $    617     $  1,363

    Class A                          $    658     $    886     $  1,133     $  1,838

    Class B - With Redemption        $    690     $    888     $  1,211     $  1,995

    Class B - Without Redemption     $    190     $    588     $  1,011     $  1,995

    Class C - With Redemption        $    290     $    588     $  1,011     $  2,190

    Class C - Without Redemption     $    190     $    588     $  1,011     $  2,190

    Class K                          $    134     $    418     $    723     $  1,590


SMALL COMPANY GROWTH FUND

    Investor Class                   $    141     $    437     $    755     $  1,657

    Class A                          $    683     $    963     $  1,264     $  2,116

    Class B - With Redemption        $    716     $    967     $  1,344     $  2,271

    Class B - Without Redemption     $    216     $    667     $  1,144     $  2,271

    Class C - With Redemption        $    316     $    667     $  1,144     $  2,462

    Class C - Without Redemption     $    216     $    667     $  1,144     $  2,462

    Class K                          $    161     $    499     $    860     $  1,878

S&P 500 INDEX FUND

    Investor Class                   $     62     $    252     $    457     $  1,049


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's return over a 10-year period. Because a Fund's annual return when quoted is already reduced by the Fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a Fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the Fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the Fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

AIM DYNAMICS FUND

INVESTOR
CLASS --
ANNUAL
EXPENSE
RATIO 1.12%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.88%       7.91%      12.10%      16.45%      20.96%      25.66%      30.53%      35.60%      40.86%      46.33%

End of Year
Balance      $10,388.00  $10,791.05  $11,209.75  $11,644.69  $12,096.50  $12,565.84  $13,053.40  $13,559.87  $14,085.99  $14,632.53

Estimated
Annual
Expenses     $   114.17  $   118.60  $   123.20  $   127.98  $   132.95  $   138.11  $   143.47  $   149.03  $   154.82  $   160.82
-----------------------------------------------------------------------------------------------------------------------------------


CLASS A --
ANNUAL
EXPENSE
RATIO 1.12%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.88%       7.91%      12.10%      16.45%      20.96%      25.66%      30.53%      35.60%      40.86%      46.33%

End of Year
Balance      $10,388.00  $10,791.05  $11,209.75  $11,644.69  $12,096.50  $12,565.84  $13,053.40  $13,559.87  $14,085.99  $14,632.53

Estimated
Annual
Expenses     $   114.17  $   118.60  $   123.20  $   127.98  $   132.95  $   138.11  $   143.47  $   149.03  $   154.82  $   160.82
-----------------------------------------------------------------------------------------------------------------------------------


CLASS B --
ANNUAL
EXPENSE
RATIO 1.87%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.13%       6.36%       9.69%      13.12%      16.66%      20.31%      24.08%      27.96%      32.93%      38.08%

End of Year
Balance      $10,313.00  $10,635.80  $10,968.70  $11,312.02  $11,666.08  $12,031.23  $12,407.81  $12,796.17  $13,292.67  $13,808.42

Estimated
Annual
Expenses     $   189.93  $   195.87  $   202.00  $   208.32  $   214.85  $   221.57  $   228.51  $   235.66  $   146.10  $   151.77
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C --
ANNUAL
EXPENSE
RATIO 1.87%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.13%       6.36%       9.69%      13.12%      16.66%      20.31%      24.08%      27.96%      31.97%      36.10%

End of Year
Balance      $10,313.00  $10,635.80  $10,968.70  $11,312.02  $11,666.08  $12,031.23  $12,407.81  $12,796.17  $13,196.69  $13,609.75

Estimated
Annual
Expenses     $   189.93  $   195.87  $   202.00  $   208.32  $   214.85  $   221.57  $   228.51  $   235.66  $   243.03  $   250.64
-----------------------------------------------------------------------------------------------------------------------------------


CLASS K --
ANNUAL
EXPENSE
RATIO 1.32%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.68%       7.50%      11.45%      15.55%      19.80%      24.21%      28.78%      33.52%      38.44%      43.53%

End of Year
Balance      $10,368.00  $10,749.54  $11,145.13  $11,555.27  $11,980.50  $12,421.38  $12,878.49  $13,352.42  $13,843.79  $14,353.24

Estimated
Annual
Expenses     $   134.43  $   139.38  $   144.50  $   149.82  $   155.34  $   161.05  $   166.98  $   173.12  $   179.49  $   186.10

-----------------------------------------------------------------------------------------------------------------------------------


AIM SMALL COMPANY GROWTH FUND

INVESTOR
CLASS --
ANNUAL
EXPENSE
RATIO 1.38%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.62%       7.37%      11.26%      15.29%      19.46%      23.78%      28.26%      32.91%      37.72%      42.70%

End of Year
Balance      $10,362.00  $10,737.10  $11,125.79  $11,528.54  $11,945.87  $12,378.31  $12,826.41  $13,290.73  $13,771.85  $14,270.39

Estimated
Annual
Expenses     $   140.50  $   145.58  $   150.85  $   156.31  $   161.97  $   167.84  $   173.91  $   180.21  $   186.73  $   193.49
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A --
ANNUAL
EXPENSE
RATIO 1.38%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.62%       7.37%      11.26%      15.29%      19.46%      23.78%      28.26%      32.91%      37.72%      42.70%

End of Year
Balance      $10,362.00  $10,737.10  $11,125.79  $11,528.54  $11,945.87  $12,378.31  $12,826.41  $13,290.73  $13,771.85  $14,270.39

Estimated
Annual
Expenses     $   140.50  $   145.58  $   150.85  $   156.31  $   161.97  $   167.84  $   173.91  $   180.21  $   186.73  $   193.49
-----------------------------------------------------------------------------------------------------------------------------------



CLASS B --
ANNUAL
EXPENSE
RATIO 2.13%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           2.87%       5.82%       8.86%      11.98%      15.20%      18.50%      21.90%      25.40%      29.94%      34.65%

End of Year
Balance      $10,287.00  $10,582.24  $10,885.95  $11,198.37  $11,519.77  $11,850.38  $12,190.49  $12,540.36  $12,994.32  $13,464.71

Estimated
Annual
Expenses     $   216.06  $   222.26  $   228.64  $   235.20  $   241.95  $   248.89  $   256.04  $   263.38  $   176.19  $   182.57
-----------------------------------------------------------------------------------------------------------------------------------



CLASS C --
ANNUAL
EXPENSE
RATIO 2.13%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           2.87%       5.82%       8.86%      11.98%      15.20%      18.50%      21.90%      25.40%      29.00%      32.71%

End of Year
Balance      $10,287.00  $10,582.24  $10,885.95  $11,198.37  $11,519.77  $11,850.38  $12,190.49  $12,540.36  $12,900.27  $13,270.50

Estimated
Annual
Expenses     $   216.06  $   222.26  $   228.64  $   235.20  $   241.95  $   248.89  $   256.04  $   263.38  $   270.94  $   278.72
-----------------------------------------------------------------------------------------------------------------------------------

CLASS K --
ANNUAL
EXPENSE
RATIO 1.58%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.42%       6.96%      10.61%      14.40%      18.31%      22.36%      26.54%      30.87%      35.34%      39.97%

End of Year
Balance      $10,342.00  $10,695.70  $11,061.49  $11,439.79  $11,831.03  $12,235.65  $12,654.11  $13,086.88  $13,534.46  $13,997.33

Estimated
Annual
Expenses     $   160.70  $   166.20  $   171.88  $   177.76  $   183.44  $   190.13  $   196.63  $   203.35  $   210.31  $   217.50
-----------------------------------------------------------------------------------------------------------------------------------

AIM S&P 500 FUND


INVESTOR
CLASS --
ANNUAL
EXPENSE
RATIO 0.61%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.39%       8.97%      13.76%      18.75%      23.96%      29.41%      35.09%      41.02%      47.21%      53.67%

End of Year
Balance      $10,439.00  $10,897.27  $11,375.66  $11,875.05  $12,396.37  $12,940.57  $13,508.66  $14,101.69   $14,720.75  $15,367.00

Estimated
Annual
Expenses     $    62.34  $    65.08  $    67.93  $    70.91  $    74.03  $    77.28  $    80.67  $    84.21   $    87.91  $   91.77"
-----------------------------------------------------------------------------------------------------------------------------------

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION -- CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION -- PURCHASING SHARES -- GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION -- EXCHANGING SHARES -- PERMITTED EXCHANGES -- EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                                 AIM STOCK FUNDS

                AIM DYNAMICS FUND -- INSTITUTIONAL CLASS SHARES

                          Supplement dated July 1, 2005
                   to the Prospectus dated November 19, 2004,
      as supplemented November 19, 2004, December 29, 2004 (Supplement A),
                        March 2, 2005 and April 29, 2005

The following paragraph should appear as the third paragraph under the heading "SUITABILITY FOR INVESTORS" of the prospectus:

"In addition to the Fund, AIM serves as investment advisor to many other mutual funds (the Funds). The information under the headings "Share Price," "Tools Used To Combat Excessive Short-Term Trading Activity," "Your Account Services," "How To Sell Shares" and "Taxes" is about the Institutional Classes of all funds, which are offered to certain eligible institutional investors. Consult the Fund's Statement of Additional Information for the Institutional Class for details."

                                 AIM STOCK FUNDS

              AIM S&P 500 INDEX FUND -- INSTITUTIONAL CLASS SHARES

                          Supplement dated July 1, 2005
                   to the Prospectus dated November 19, 2004,
      as supplemented November 19, 2004, December 29, 2004 (Supplement A),
                       January 27, 2005 and March 2, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR INVESTMENT

Redemption Fee (as a percentage of amount redeemed)                             2.00%(1)

Exchange Fee                                                                    2.00%(1)

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS(2)

Management Fees                                                                 0.25%

Distribution and Service (12b-1) Fees                                           None

Other Expenses(3)                                                               0.22%
                                                                             -------

Total Annual Fund Operating Expenses                                            0.47%

Fee Waiver(4)                                                                   0.11%
                                                                             -------

Net Annual Fund Operating Expenses                                              0.36%
                                                                             =======

(1) A 2% fee is charged on redemptions or exchanges of Institutional Class shares held 30 days or less. See "How to Buy Shares -- Redeeming Shares -- Redemption Fees" for more information.

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Effective April 1, 2004, the Board of Trustees approved a revised expense allocation methodology for the Fund. Effective July 1, 2004, the Board of Trustees approved an amendment to the administrative services and transfer agency agreements. Other expenses have been restated to reflect these changes.

(4) The Fund's Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.35% on Institutional Class shares. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause the Total Annual Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. This expense limitation agreement is in effect through July 31, 2006. Further, at the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the Fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the above agreement and net of this arrangement was 0.35%.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Institutional Class shares of the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                1 YEAR      3 YEARS     5 YEARS     10 YEARS
                $ 37         $ 140       $ 252        $ 581


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's return over a 10-year period. Because a Fund's annual return when quoted is already reduced by the Fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a Fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Institutional Class Shares of the Fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Institutional Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the Fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

INSTITUTIONAL
CLASS --
ANNUAL
EXPENSE
RATIO 0.36%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           4.64%       9.50%      14.58%      19.89%      25.46%      31.28%      37.37%      43.74%      50.41%      57.39%

End of Year
Balance      $10,464.00  $10,949.53  $11,457.59  $11,989.22  $12,545.52  $13,127.63  $13,736.75  $14,374.14  $15,041.10  $15,739.01

Estimated
Annual
Expenses     $    36.84  $    38.54  $    40.33  $    42.20  $    44.16  $    46.21  $    48.36  $    50.60  $    52.95  $    55.40"
-----------------------------------------------------------------------------------------------------------------------------------

The following paragraph should appear as the third paragraph under the heading "SUITABILITY FOR INVESTORS" of the prospectus:

"In addition to the Fund, AIM serves as investment advisor to many other mutual funds (the Funds). The information under the headings "Share Price," "Tools Used To Combat Excessive Short-Term Trading Activity," " Your Account Services," How To Sell Shares" and "Taxes" is about the Institutional Classes of all funds, which are offered to certain eligible institutional investors. Consult the Fund's Statement of Additional Information for the Institutional Class for details."

                                 AIM STOCK FUNDS

                                AIM DYNAMICS FUND
                          AIM SMALL COMPANY GROWTH FUND
                             AIM S&P 500 INDEX FUND

                          Supplement dated July 1, 2005
      to the Statement of Additional Information dated November 19, 2004, as supplemented April 1, 2005 and April 29, 2005

For the period of time determined pursuant to the Order for Exemptive Relief, clients of Edward D. Jones & Co., L.P. that are Eligible Customers for a Free Switch, each as defined in Edward D. Jones & Co., L.P.'s Amendment No. 1 to Application Pursuant to Section 6(c) of the Investment Company Act of 1940 for an Order of Exemption from the provisions of Section 22(d) of such act and certain disclosure requirements of Items 7(a)(2) and 18(a) of Form N1-A adopted under such act and the Securities Act of 1933, which was granted on May 25, 2005 by the Securities and Exchange Commission, may purchase Class A Shares of the Funds at net asset value.


The Board of Trustees has approved a permanent reduction of the Class A shares Rule 12b-1 fees to 0.25% effective July 1, 2005 for AIM Dynamics Fund and AIM Small Company Growth Fund.


The following information is added after the second paragraph under the heading "GENERAL INFORMATION ABOUT THE TRUST -- SHARES OF BENEFICIAL INTEREST" in the Statement of Additional Information:

                  "The Institutional Class shares of the AIM Dynamics Fund and AIM S&P 500 Index Fund are intended for use by certain eligible institutional investors, including the following:

                  o banks and trust companies acting in a fiduciary or similar capacity;

                  o bank and trust company common and collective trust funds;

                  o banks and trust companies investing for their own account;

                  o entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies);

                  o        retirement plans;

                  o        platform sponsors with which A I M Distributors, Inc.
                           ("AIM Distributors") has entered into an agreement;
                           and

                  o        proprietary asset allocation funds."


Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES -- PURCHASE AND REDEMPTION OF SHARES -- INITIAL SALES CHARGES - CATEGORY I FUNDS" in the Statement of Additional Information:

"CATEGORY I FUNDS

AIM Advantage Health Sciences Fund    AIM International Growth Fund
AIM Aggressive Growth Fund            AIM International Small Company Fund
AIM Asia Pacific Growth Fund          AIM Large Cap Basic Value Fund
AIM Balanced Fund                     AIM Large Cap Growth Fund
AIM Basic Balanced Fund               AIM Leisure Fund
AIM Basic Value Fund                  AIM Libra Fund
AIM Blue Chip Fund                    AIM Mid Cap Basic Value Fund
AIM Capital Development Fund          AIM Mid Cap Core Equity Fund
AIM Charter Fund                      AIM Mid Cap Growth Fund
AIM Conservative Allocation Fund      AIM Mid Cap Stock Fund
AIM Constellation Fund                AIM Moderate Allocation Fund
AIM Core Stock Fund                   AIM Moderate Growth Allocation Fund
AIM Dent Demographic Trends Fund      AIM Moderately Conservative Allocation Fund
AIM Developing Markets Fund           AIM Multi-Sector Fund
AIM Diversified Dividend Fund         AIM Opportunities I Fund
AIM Dynamics Fund                     AIM Opportunities II Fund
AIM Emerging Growth Fund              AIM Opportunities III Fund
AIM Energy Fund                       AIM Premier Equity Fund
AIM European Growth Fund              AIM Real Estate Fund
AIM European Small Company Fund       AIM Select Equity Fund
AIM Financial Services Fund           AIM Small Cap Equity Fund
AIM Global Aggressive Growth Fund     AIM Small Cap Growth Fund
AIM Global Equity Fund                AIM Small Company Growth Fund
AIM Global Growth Fund                AIM Technology Fund
AIM Global Health Care Fund           AIM Total Return Fund
AIM Global Real Estate Fund           AIM Trimark Endeavor Fund
AIM Global Value Fund                 AIM Trimark Fund
AIM Gold & Precious Metals Fund       AIM Trimark Small Companies Fund
AIM Growth Allocation Fund            AIM Utilities Fund
AIM Health Sciences Fund              AIM Weingarten Fund
AIM International Core Equity Fund

                                                                                                  Dealer
                                                              Investor's Sales Charge           Concession
                                                              -----------------------           ----------
                                                               As a              As a              As a
                                                            Percentage        Percentage         Percentage
                                                           of the Public      of the Net       of the Public
                  Amount of Investment in                    Offering           Amount           Offering
                     Single Transaction                        Price           Invested            Price
                     ------------------                        -----           --------            -----
             Less than $   25,000                              5.50%             5.82%              4.75%
$ 25,000 but less than $   50,000                              5.25              5.54               4.50
$ 50,000 but less than $  100,000                              4.75              4.99               4.00
$100,000 but less than $  250,000                              3.75              3.90               3.00
$250,000 but less than $  500,000                              3.00              3.09               2.50
$500,000 but less than $1,000,000                              2.00              2.04               1.60"

Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES -- PURCHASE AND REDEMPTION OF SHARES -- INITIAL SALES CHARGES - CATEGORY II FUNDS" in the Statement of Additional Information:

"CATEGORY II FUNDS

AIM High Income Municipal Fund               AIM Intermediate Government Fund
AIM High Yield Fund                          AIM Municipal Bond Fund
AIM Income Fund                              AIM Total Return Bond Fund


                                                                                                  Dealer
                                                              Investor's Sales Charge           Concession
                                                              -----------------------           ----------
                                                               As a              As a              As a
                                                            Percentage        Percentage       Percentage
                                                           of the Public      of the Net       of the Public
                  Amount of Investment in                    Offering           Amount           Offering
                     Single Transaction                        Price           Invested            Price
                     ------------------                        -----           --------            -----
             Less than $   50,000                              4.75%             4.99%             4.00%
$ 50,000 but less than $  100,000                              4.00              4.17              3.25
$100,000 but less than $  250,000                              3.75              3.90              3.00
$250,000 but less than $  500,000                              2.50              2.56              2.00
$500,000 but less than $1,000,000                              2.00              2.04              1.60"


The following supersedes and replaces in its entirety the first paragraph appearing immediately after the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES -- HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES - LETTERS OF INTENT" in the Statement of Additional
Information:

      "A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"), and (ii) subsequently fulfilling the conditions of that LOI. Employer-sponsored retirement plans, with the exception of Solo 401(k) plans and SEP plans, are not eligible for a LOI."

                                 AIM STOCK FUNDS

          AIM MID CAP STOCK FUND -- CLASS A, CLASS B, CLASS C, CLASS K
                           AND INVESTOR CLASS SHARES

                          Supplement dated July 1, 2005
                   to the Prospectus dated November 19, 2004,
      as supplemented November 19, 2004, December 29, 2004 (Supplement A),
                March 2, 2005, March 23, 2005 and April 29, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

     "FEE TABLE AND EXPENSE EXAMPLE

     This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C, or Class K shares of the Fund. If you invest in the Fund through a financial intermediary, you may be charged a commission or a transaction fee by the financial intermediary for purchases and sales of Fund shares.

     SHAREHOLDER FEES PAID DIRECTLY FROM YOUR INVESTMENT

                                         INVESTOR
                                           CLASS     CLASS A      CLASS B      CLASS C     CLASS K
Maximum Front-End Sales Charge imposed
  on purchases as a percentage of
  offering price                          None         5.50%      None           None       None

Maximum Contingent Deferred Sales
  Charge (CDSC) as a percentage of the
  lower of the total original cost or
  current market value of the shares      None         None(1,2)  5.00%(3)       1.00%(3)   None(4)

Maximum Sales Charge on reinvested
  dividends/distributions                 None         None       None           None       None

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS(5)

                                         INVESTOR
                                           CLASS     CLASS A      CLASS B      CLASS C     CLASS K
Management Fees                           1.00%        1.00%        1.00%        1.00%       1.00%

Distribution and Service (12b-1)
  Fees(6,7)                               0.25%        0.25%        1.00%        1.00%       0.45%

Other Expenses(8)                         1.67%        1.67%        1.67%        1.67%       1.67%
                                        ------       ------       ------       ------      ------
Total Annual Fund Operating
  Expenses                                2.92%        2.92%        3.67%        3.67%       3.12%

Fee Waivers/Reimbursements(9)             1.02%        1.02%        1.02%        1.02%       1.02%
                                        ------       ------       ------       ------      ------

Net Expenses(10)                          1.90%        1.90%        2.65%        2.65%       2.10%
                                        ======       ======       ======       ======      ======

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

(4) If you are a retirement plan participant, you may pay a 0.70% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(5) There is no guarantee that actual expenses will be the same as those shown in the table.

(6) Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of the Fund for a certain period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(7) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(8) Effective April 1, 2004, the Board of Trustees approved a revised expense allocation methodology for the Fund. Effective July 1, 2004, the Board of Trustees approved an amendment to the administrative services and transfer agency agreements. Other expenses have been restated to reflect these changes. Other Expenses for Class K shares are based on estimated average net assets for the current fiscal year.

(9) The Fund's Advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.90%, 1.90%, 2.65%, 2.65% and 2.10% on Investor Class, Class A, Class B, Class C and Class K shares, respectively. In determining the Advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees;
     (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through July 31, 2006.

(10) The Fund's Advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) to 1.55%, 1.55%, 2.30%, 2.30% and 1.75% on Investor Class, Class A, Class B, Class C and Class K shares, respectively. These expense limitation agreements may be modified or discontinued upon consultation with the Board of Trustees without further notice to investors. Further, at the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the Fund for expenses related to market timing matters. Total Annual Operating Expenses restated for the items discussed in Note 7 and Note 8 above and net of these arrangements were 1.55%, 1.55%, 2.30% and 2.30% for Investor Class, Class A, Class B and Class C shares, respectively, for the year ended July 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

EXPENSE EXAMPLE

The Example is intended to help you compare the cost of investing in the Investor Class, Class A, Class B, Class C, and Class K shares of the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Investor Class, Class A, Class B, Class C, or Class K shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that a Fund's operating expenses remain the same, and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent that fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
Investor Class                  $    193     $    808     $  1,448     $  3,170

Class A                         $    732     $  1,313     $  1,919     $  3,545

Class B--With Redemption        $    768     $  1,329     $  2,011     $  3,692

Class B--Without Redemption     $    268     $  1,029     $  1,811     $  3,692

Class C--With Redemption        $    368     $  1,029     $  1,811     $  3,858

Class C--Without Redemption     $    268     $  1,029     $  1,811     $  3,858

Class K                         $    213     $    867     $  1,546     $  3,359

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's return over a 10-year period. Because a Fund's annual return when quoted is already reduced by the Fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a Fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the Fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the Fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

INVESTOR
CLASS --
ANNUAL
EXPENSE
RATIO 1.90%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.10%       6.30%       9.59%      12.99%      16.49%      20.10%      23.83%      27.66%      31.62%      35.70%

End of Year
Balance      $10,310.00  $10,629.61  $10,959.13  $11,298.86  $11,649.13  $12,010.25  $12,382.57  $12,766.43  $13,162.18  $13,570.21

Estimated
Annual
Expenses     $   192.95  $   198.93  $   205.09  $   211.45  $   218.01  $   224.76  $   231.73  $   238.92  $   246.32  $   253.96
-----------------------------------------------------------------------------------------------------------------------------------


CLASS A --
ANNUAL EXPENSE
RATIO 1.90%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           3.10%       6.30%       9.59%      12.99%      16.49%      20.10%      23.83%      27.66%      31.62%      35.70%

End of Year
Balance      $10,310.00  $10,629.61  $10,959.13  $11,298.86  $11,649.13  $12,010.25  $12,382.57  $12,766.43  $13,162.18  $13,570.21

Estimated
Annual
Expenses     $   192.95  $   198.93  $   205.09  $   211.45  $   218.01  $   224.76  $   231.73  $   238.92  $   246.32  $   253.96
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B --
ANNUAL
EXPENSE
RATIO 2.65%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           2.35%       4.76%       7.22%       9.74%      12.32%      14.95%      17.66%      20.42%      24.15%      28.00%

End of Year
Balance      $10,235.00  $10,475.52  $10,721.70  $10,973.66  $11,231.54  $11,495.48  $11,765.62  $12,042.12  $12,415.42  $12,800.30

Estimated
Annual
Expenses     $   268.11  $   274.41  $   280.86  $   287.46  $   294.22  $   301.13  $   308.21  $   315.45  $   232.35  $   239.55
-----------------------------------------------------------------------------------------------------------------------------------


CLASS C --
ANNUAL
EXPENSE
RATIO 2.65%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           2.35%       4.76%       7.22%       9.74%      12.32%      14.95%      17.66%      20.42%      23.25%      26.15%

End of Year
Balance      $10,235.00  $10,475.52  $10,721.70  $10,973.66  $11,231.54  $11,495.48  $11,765.62  $12,042.12  $12,325.10  $12,614.74

Estimated
Annual
Expenses     $   268.11  $   274.41  $   280.86  $   287.46  $   294.22  $   301.13  $   308.21  $   315.45  $   322.87  $   330.45
-----------------------------------------------------------------------------------------------------------------------------------


CLASS K --
ANNUAL
EXPENSE
RATIO 2.10%     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses           5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return After
Expenses           2.90%       5.88%       8.95%      12.11%      15.37%      18.71%      22.15%      25.70%      29.34%      33.09%

End of Year
Balance      $10,290.00  $10,588.41  $10,895.47  $11,211.44  $11,536.57  $11,871.14  $12,215.40  $12,569.64  $12,934.16  $13,309.26

Estimated
Annual
Expenses     $   213.05  $   219.22  $   225.58  $   232.12  $   238.85  $   245.78  $   252.91  $   260.24  $   267.79  $  275.56"
-----------------------------------------------------------------------------------------------------------------------------------


The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION -- CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

     "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION -- PURCHASING SHARES -- GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

     "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION -- EXCHANGING SHARES -- PERMITTED EXCHANGES -- EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

     "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                                 AIM STOCK FUNDS

              AIM MID CAP STOCK FUND -- INSTITUTIONAL CLASS SHARES

                          Supplement dated July 1, 2005
                   to the Prospectus dated November 19, 2004,
      as supplemented November 19, 2004, December 29, 2004 (Supplement A),
                March 2, 2005, March 23, 2005 and April 29, 2005

The following paragraph should appear as the third paragraph under the heading "SUITABILITY FOR INVESTORS" of the prospectus:

"In addition to the Fund, AIM serves as investment advisor to many other mutual funds (the Funds). The information under the headings "Share Price," "Tools Used To Combat Excessive Short-Term Trading Activity," "Your Account Services," "How To Sell Shares" and "Taxes" is about the Institutional Classes of all funds, which are offered to certain eligible institutional investors. Consult the Fund's Statement of Additional Information for the Institutional Class for details."

                                 AIM STOCK FUNDS

                             AIM MID CAP STOCK FUND

                         Supplement dated July 1, 2005
      to the Statement of Additional Information dated November 19, 2004, as supplemented April 1, 2005 and April 29, 2005

For the period of time determined pursuant to the Order for Exemptive Relief, clients of Edward D. Jones & Co., L.P. that are Eligible Customers for a Free Switch, each as defined in Edward D. Jones & Co., L.P.'s Amendment No. 1 to Application Pursuant to Section 6(c) of the Investment Company Act of 1940 for an Order of Exemption from the provisions of Section 22(d) of such act and certain disclosure requirements of Items 7(a)(2) and 18(a) of Form N1-A adopted under such act and the Securities Act of 1933, which was granted on May 25, 2005 by the Securities and Exchange Commission, may purchase Class A Shares of the Funds at net asset value.


The Board of Trustees has approved a permanent reduction of the Class A shares Rule 12b-1 fees to 0.25% effective July 1, 2005 for AIM Mid Cap Stock Fund.


The following information is added after the second paragraph under the heading "GENERAL INFORMATION ABOUT THE TRUST -- SHARES OF BENEFICIAL INTEREST" in the Statement of Additional Information:

          "The Institutional Class shares of the Fund is intended for use by certain eligible institutional investors, including the following:

          o banks and trust companies acting in a fiduciary or similar capacity;

          o    bank and trust company common and collective trust funds;

          o    banks and trust companies investing for their own account;

          o entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies);

          o    retirement plans;

          o platform sponsors with which A I M Distributors, Inc. ("AIM Distributors") has entered into an agreement; and

          o    proprietary asset allocation funds."


Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.

Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES -- PURCHASE AND REDEMPTION OF SHARES -- INITIAL SALES CHARGES - CATEGORY I FUNDS" in the Statement of Additional Information:

"CATEGORY I FUNDS

AIM Advantage Health Sciences Fund           AIM International Growth Fund
AIM Aggressive Growth Fund                   AIM International Small Company Fund
AIM Asia Pacific Growth Fund                 AIM Large Cap Basic Value Fund
AIM Balanced Fund                            AIM Large Cap Growth Fund
AIM Basic Balanced Fund                      AIM Leisure Fund
AIM Basic Value Fund                         AIM Libra Fund
AIM Blue Chip Fund                           AIM Mid Cap Basic Value Fund
AIM Capital Development Fund                 AIM Mid Cap Core Equity Fund
AIM Charter Fund                             AIM Mid Cap Growth Fund
AIM Conservative Allocation Fund             AIM Mid Cap Stock Fund
AIM Constellation Fund                       AIM Moderate Allocation Fund
AIM Core Stock Fund                          AIM Moderate Growth Allocation Fund
AIM Dent Demographic Trends Fund             AIM Moderately Conservative Allocation Fund
AIM Developing Markets Fund                  AIM Multi-Sector Fund
AIM Diversified Dividend Fund                AIM Opportunities I Fund
AIM Dynamics Fund                            AIM Opportunities II Fund
AIM Emerging Growth Fund                     AIM Opportunities III Fund
AIM Energy Fund                              AIM Premier Equity Fund
AIM European Growth Fund                     AIM Real Estate Fund
AIM European Small Company Fund              AIM Select Equity Fund
AIM Financial Services Fund                  AIM Small Cap Equity Fund
AIM Global Aggressive Growth Fund            AIM Small Cap Growth Fund
AIM Global Equity Fund                       AIM Small Company Growth Fund
AIM Global Growth Fund                       AIM Technology Fund
AIM Global Health Care Fund                  AIM Total Return Fund
AIM Global Real Estate Fund                  AIM Trimark Endeavor Fund
AIM Global Value Fund                        AIM Trimark Fund
AIM Gold & Precious Metals Fund              AIM Trimark Small Companies Fund
AIM Growth Allocation Fund                   AIM Utilities Fund
AIM Health Sciences Fund                     AIM Weingarten Fund
AIM International Core Equity Fund


                                                                                          Dealer
                                                     Investor's Sales Charge            Concession
                                                     -----------------------            ----------
                                                      As a              As a              As a
                                                   Percentage        Percentage         Percentage
                                                  of the Public      of the Net       of the Public
         Amount of Investment in                    Offering           Amount           Offering
            Single Transaction                        Price           Invested            Price
            ------------------                        -----           --------            -----
             Less than $   25,000                     5.50%             5.82%             4.75%
$ 25,000 but less than $   50,000                     5.25              5.54              4.50
$ 50,000 but less than $  100,000                     4.75              4.99              4.00
$100,000 but less than $  250,000                     3.75              3.90              3.00
$250,000 but less than $  500,000                     3.00              3.09              2.50
$500,000 but less than $1,000,000                     2.00              2.04              1.60"

Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES -- PURCHASE AND REDEMPTION OF SHARES -- INITIAL SALES CHARGES - CATEGORY II FUNDS" in the Statement of Additional Information:

"CATEGORY II FUNDS


AIM High Income Municipal Fund       AIM Intermediate Government Fund
AIM High Yield Fund                  AIM Municipal Bond Fund
AIM Income Fund                      AIM Total Return Bond Fund

                                                                                          Dealer
                                                     Investor's Sales Charge            Concession
                                                     -----------------------            ----------
                                                      As a              As a              As a
                                                   Percentage        Percentage         Percentage
                                                  of the Public      of the Net       of the Public
         Amount of Investment in                    Offering           Amount           Offering
            Single Transaction                        Price           Invested            Price
            ------------------                        -----           --------            -----
             Less than $   50,000                     4.75%             4.99%             4.00%
$ 50,000 but less than $  100,000                     4.00              4.17              3.25
$100,000 but less than $  250,000                     3.75              3.90              3.00
$250,000 but less than $  500,000                     2.50              2.56              2.00
$500,000 but less than $1,000,000                     2.00              2.04              1.60"


The following supersedes and replaces in its entirety the first paragraph appearing immediately after the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES -- HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES - LETTERS OF INTENT" in the Statement of Additional
Information:

          "A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"), and (ii) subsequently fulfilling the conditions of that LOI. Employer-sponsored retirement plans, with the exception of Solo 401(k) plans and SEP plans, are not eligible for a LOI."